OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 2,200	$ 1,612
Derivative assets	111	72
Securities - FVTOCI	108	86
Restricted cash	356	241
Inventory	652	877
Other	151	289
Total other non-current assets	3,578	3,177
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	204	164
Inventory
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 0	$ 33